Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Jun. 30, 2017
Registrant Name	Investment Managers Series Trust
Central Index Key	0001318342
Amendment Flag	false
Document Creation Date	Aug. 22, 2018
Document Effective Date	Aug. 22, 2018
Prospectus Date	Oct. 20, 2017